Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Significant Accounting Policies [Line Items]
Incurred operating expenses	$ 20,206,000	$ 5,159,000	$ 35,011,000	$ 26,697,000
General and administrative expense					$ 2,600,000
Marketing expense					600,000
Research and development					$ 2,000,000
Percentage of total assets			0.30%		0.80%
Total revenue	5,000	1,289,000	$ 80,000	2,032,000
Deferred transaction costs					$ 16,234,000
Impairment expense of fixed assets				10,200,000
Contract assets
Percentage of commercial sales	100.00%		100.00%
Deferred revenue
Revision of Prior Period, Error Correction, Adjustment [Member]
Significant Accounting Policies [Line Items]
General and administrative expense				3,500,000
Research and development				2,900,000
Sales and marketing expense				600,000
Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Total revenue	$ 100,000	1,300,000	$ 100,000	2,000,000
Restricted Stock Units (RSUs) [Member]
Significant Accounting Policies [Line Items]
Impairment expense of fixed assets				9,100,000
Long-Lived Assets and Impairment Assessment [Member] | Restricted Stock Units (RSUs) [Member]
Significant Accounting Policies [Line Items]
Impairment expense of fixed assets				2,300,000
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue	100.00%		68.00%
BOLT THREADS, INC. [Member]
Significant Accounting Policies [Line Items]
Incurred operating expenses					33,228,000	$ 52,661,000
Termination fee		$ 300,000		$ 300,000	$ 300,000
Operating segment					1
Percentage of total assets					0.80%	8.80%
Total revenue					$ 3,441,000	$ 346,000
Inventory					200,000	0
Deferred transaction costs					16,234,000
Contract assets					0	0	$ 0
BOLT THREADS, INC. [Member] | ROU assets [Member]
Significant Accounting Policies [Line Items]
Impairment expense of fixed assets					9,100,000
BOLT THREADS, INC. [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Total revenue					3,400,000	300,000
BOLT THREADS, INC. [Member] | Mylo-related assets [Member]
Significant Accounting Policies [Line Items]
Impairment expense of fixed assets					10,200,000
BOLT THREADS, INC. [Member] | Contract manufacturing agreement [Member]
Significant Accounting Policies [Line Items]
Incurred operating expenses					$ 100,000	200,000
BOLT THREADS, INC. [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Customer deposits						$ 2,000,000
BOLT THREADS, INC. [Member] | Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue					99.00%	96.00%